Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment.
Property, plant and equipment

6.Property, plant and equipment

	IT, office and lab	Right-of-use assets	Right-of-use assets	Leasehold	Lease
(in thousands of €)	equipment	Buildings	Vehicles	improvements	equipment (1)	Total
Cost

On January 1, 2018	€2,389	€—	€—	€—	€—	€2,389
Additions	370	—	—	—	253	623
Disposals	(47)	—	—	—	—	(46)
On December 31, 2018	2,712	—	—	—	253	2,965
Adoption of IFRS 16	—	2,338	452	—	—	2,790
Additions	765	4,553	525	808	29	6,680
On December 31, 2019	3,477	6,891	977	808	282	12,435
Additions	597	2,718	875	352	—	4,542
Disposals	(90)	—	—	—	—	(90)
On December 31, 2020	€3,984	€9,609	€1,852	€1,160	€282	€16,887

Depreciation and impairment

On January 1, 2018	€(1,713)	€—	€—	€—	€—	€(1,713)
Depreciation	(463)	—	—	—	(11)	(474)
Disposals	46	—	—	—	—	46
On December 31, 2018	(2,130)	—	—	—	(11)	(2,141)
Depreciation	(460)	(1,315)	(233)	(92)	(28)	(2,128)
On December 31, 2019	(2,590)	(1,315)	(233)	(92)	(39)	(4,269)
Depreciation	(468)	(1,981)	(386)	(351)	(28)	(3,214)
Disposals	90	—	—	—	—	90
On December 31, 2020	€(2,968)	€(3,296)	€(619)	€(443)	€(67)	€(7,393)

Carrying Amount

On December 31, 2018	€582	€—	€—	€—	€242	€824
On December 31, 2019	887	5,576	744	716	243	8,167
On December 31, 2020	€1,016	€6,313	€1,233	€717	€215	€9,494

(1) The Company has elected not to reassess whether a contract is, or contains, a lease at the date of initial application. Instead, for contracts entered into before the transition date, the Company relied on its assessment made applying IAS 17 and IFRIC 4 Determining whether an Arrangement contains a Lease.

There are no commitments to acquire property, plant and equipment. Furthermore, no items of property, plant and equipment are pledged. See note 22 for information for leases where the Company is a lessee.